UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  6/30/00

Check here  if  Amendment  [  ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):           [ ]is  a  restatement.
                                                [X]adds  new  holdings
                                                entries.
Institutional Investment Manager Filing         this  Report:

Name:      Robshaw  &  Julian  Associates,  Inc.

Address:   6255  Sheridan  Drive,  Suite  400,
           Williamsville,  New  York  14221


Form  13F  File  Number:  28-  7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  P.  Julian
Title:    Vice  President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James  P.  Julian          Williamsville,  New  York               7/25/00
-----------------          -------------------------               --------
   [Signature]                  [City, State]                       [Date]

Report  Type  (Check  only  one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form  13F  File  Number     Name

28-_7320                    Robshaw  &  Julian  Associates,  Inc.

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:                     0

Form  13F  Information  Table  Entry  Total:              46

Form  13F  Information  Table  Value  Total:        $252,017
                                                 -----------
                                                 (thousands)

List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings
and  list  entries.]   NONE

    Item 1:                 Item 2:         Item 3:    Item 4:    Item 5:         Item 6:           Item 7:        Item 8:
                                                                           Investment Discretion               Voting Authority
                                            Cusip    Fair Market Principal (a)     (b)       (c)    Managers  (a)     (b)      (c)
Name of Issuer             Title of Class   Number      Value     Amount   sole   Shared-   Shared  Instr. V  Sole   Shared    None
                                                                                    As      Other
                                                                                  Defined
INTEL CORP                 COMMON          458140100  22,797,195  170,526  x                        none      x
CORNING INC.               COMMON          219350105  20,136,183   74,613  x                        none      x
AUTOMATIC DATA PROCESSING  COMMON           53015103  15,543,381  202,850  x                        none      x
GENERAL ELECTRIC CO.       COMMON          369604103  14,405,506  271,802  x                        none      x
AFLAC INC                  COMMON            1055102  11,534,217  251,085  x                        none      x
AMERICAN HOME PRODS CORP   COMMON           26609107  11,033,225  188,200  x                        none      x
MERCK & CO INC             COMMON          589331107  10,616,011  138,545  x                        none      x
HEWLETT PACKARD CO.        COMMON          428236103  10,594,520   84,841  x                        none      x
FANNIE MAE                 COMMON          313586109   9,965,934  190,964  x                        none      x
SYSCO CORP                 COMMON          871829107   9,068,839  215,284  x                        none      x
WAL MART STORES INC        COMMON          931142103   8,589,467  149,058  x                        none      x
PEPSICO INC                COMMON          713448108   8,037,766  180,878  x                        none      x
EMC                        COMMON          268648102   7,997,653  103,950  x                        none      x
CSCO                       COMMON          17275R102   7,780,050  122,400  x                        none      x
MEDTRONIC                  COMMON          585055106   7,505,498  150,675  x                        none      x
ROYAL DUTCH PETE CO.       COMMON          780257705   7,156,087  116,241  x                        none      x
PFIZER                     COMMON          717081103   6,909,264  143,943  x                        none      x
ELI LILLY & CO.            COMMON          532457108   6,724,084   67,325  x                        none      x
SCHLUMBERGER               COMMON          806857108   6,496,106   87,050  x                        none      x
DISNEY WALT COMPANY        COMMON          254687106   5,997,191  154,517  x                        none      x
LUCENT                     COMMON          549463107   5,543,193   93,556  x                        none      x
MBIA INC.                  COMMON          55262C100   5,231,572  108,567  x                        none      x
MCI WORLDCOM               COMMON          55268B106   5,150,478  112,272  x                        none      x
MICROSOFT                  COMMON          594918104   4,322,560   54,032  x                        none      x
PHILIP MORRIS COS INC      COMMON          718154107   4,318,870  158,855  x                        none      x
PRAXAIR INC.               COMMON          74005P104   4,124,677  110,175  x                        none      x
SARA LEE CORP              COMMON          803111103   3,989,654  206,584  x                        none      x
AGILENT                    COMMON          00846U101   2,373,496   32,183  x                        none      x
EXXON CORP                 COMMON          302290101   1,549,433   19,738  x                        none      x
TRANSOCEAN                 COMMON          G90078109     858,420   16,064  x                        none      x
BERKSHIRE HATHWAY, CL A    COMMON           84670108     537,000       10  x                        none      x
AMERICAN INTL GROUP        COMMON           26874107     519,741    4,386  x                        none      x
MORGAN J P & CO INC        COMMON          616880100     481,907    4,376  x                        none      x
COCA COLA CO.              COMMON          191216100     470,988    8,200  x                        none      x
BP AMOCO                   COMMON           55622104     430,973    7,611  x                        none      x
GENERAL MLS INC            COMMON          370334104     354,380    9,280  x                        none      x
SERVICE CORP INTL          COMMON          817565104     344,728  108,150  x                        none      x
JOHNSON & JOHNSON          COMMON          478160104     336,188    3,300  x                        none      x
AIR PRODUCTS & CHEM        COMMON            9158106     336,150   10,800  x                        none      x
M&T                        COMMON          55261F104     319,050      709  x                        none      x
SCHERING PLOUGH            COMMON          806605101     295,425    5,850  x                        none      x
KEY CORP                   COMMON          493267108     284,785   16,158  x                        none      x
GILLETTE CO.               COMMON          375766102     279,500    8,000  x                        none      x
HSBHY                      COMMON          404280307     245,700    4,200  x                        none      x
BRISTOL MYERS SQUIBB       COMMON          110122108     221,350    3,800  x                        none      x
COLGATE PALMOLIVE          COMMON          194162103     209,563    3,500  x                        none      x

                                                     -----------
                                                     252,017,958


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